STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Equity [Abstract]
Schedule of warrants fair value

warrants to a broker to acquire 5,500 common shares for a fair value of $13,470 recorded as general and administrative expenses with a corresponding increase in additional paid-in capital valued using the Black-Scholes option pricing model according to the following assumptions in the Table A below:

Table A

Expected volatility	415.5% - 506.8%
Exercise price	$0.40 - $4.50
Stock price	$0.37 - $2.70
Expected life	3 - 5 years
Risk-free interest rate	0.19% - 0.39%
Dividend yield	0%

Schedule of issued options and warrants outstanding

The Company had the following fully vested warrants outstanding at April 30,2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N

The Company had the following options and warrants outstanding at January 31, 2021:

Issued To	# Warrants	Dated	Expire	Strike Price	Expired	Exercised
Lender	950,000	08/28/2020	08/28/2023	$0.40 per share	N	N
Broker	2,500	10/11/2020	10/11/2025	$4.50 per share	N	N
Broker	3,000	11/25/2020	11/25/2025	$3.00 per share	N	N

Schedule of options and warrants outstanding

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2021	—	$—	955,000	$0.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at April 30, 2021	—	$—	955,000	$0.42

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at January 31, 2019	—	$—	1.4	$225,520
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited and canceled	—	—	—	—
Outstanding at January 31, 2020	—	$—	1.4	$225,520
Granted	—	—	955,500	0.42
Exercised	—	—	—	—
Forfeited and canceled	—	—	(1.4)	(225,220)
Outstanding at January 31, 2021	—	$—	955,500	$$0.42